Average Annual Total Returns - DWS Tax Free Mony Fund Cl S - DWS Tax-Exempt Portfolio - DWS Tax-Free Money Fund Class S	Class Inception	1 Year	5 Years	10 Years
Total	Mar. 19, 2007	0.44%	0.76%	0.40%